OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER CURRENT LIABILITIES [Abstract]
Other Current Liabilities
All figures in USD ‘000	2021	2020
Accrued Expenses	4,000	5,689
Other Liabilities	1,804	2,403
Deferred Revenues	2,757	140
Total as of December 31,	8,561	8,232